Transactions with Related Parties - Box Ships Inc. (Details) (USD $)			1 Months Ended							3 Months Ended	12 Months Ended			16 Months Ended		12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Oct. 18, 2013 Box Ships Inc.	Aug. 05, 2013 Box Ships Inc.	Jul. 19, 2013 Box Ships Inc.	Apr. 19, 2013 Box Ships Inc.	Feb. 28, 2013 Box Ships Inc.	Nov. 30, 2012 Box Ships Inc.	Aug. 31, 2011 Box Ships Inc.	Apr. 19, 2013 Box Ships Inc.	Dec. 31, 2013 Box Ships Inc.	Dec. 31, 2012 Box Ships Inc.	Dec. 31, 2011 Box Ships Inc.	Apr. 19, 2014 Box Ships Inc.	May 27, 2011 Box Ships Inc.	Dec. 31, 2013 Margin Before Amendment	Dec. 31, 2013 Margin After Amendment	Dec. 31, 2011 Box Ships Management Agreement
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships	13.60%	16.40%									13.60%	16.40%
Loan to affiliate interest rate basis											LIBOR
Margin																4.00%	5.00%
Loan pre-payment from affiliate			$ 6,000,000	$ 5,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 15,000,000
Loan to affiliate - balance				6,000,000			13,000,000					14,000,000			30,000,000
Balloon payment - loan to affiliate														9,000,000
Quarterly loan repayment from affiliate										1,000,000
Amendment fee											65,000
Interest income related party											$ 439,326	$ 675,856	$ 508,019
Capacity of Containerships under construction (TEU)																		4,800